Commitments (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Professional fees related to services agreement	$ 63,518	$ 632,836	$ 97,889	$ 646,820	$ 3,056,469	$ 93,284
Advisory Agreement [Member]
Common stock issued as accrued fees owing					4.99%
Company issued shares					2,178,866
Outstanding fees owed					$ 300,684
Business Advisory Agreement [Member]
Cash subscription proceeds					3,200
Professional fees related to services agreement					$ 467,200
Services Agreement Term					365 Day
Service Agreements [Member]
Cash subscription proceeds					$ 2,900
Professional fees related to services agreement					$ 423,400
Services Agreement Term					180 Day
Service Agreements One [Member]
Cash subscription proceeds					$ 3,000
Professional fees related to services agreement					$ 438,000
Services Agreement Term					180 Day
Business Advisory Agreement One [Member]
Cash subscription proceeds					$ 3,300
Professional fees related to services agreement					$ 481,800
Services Agreement Term					180 Day
Marketing Services Agreement [Member]
Cash subscription proceeds					$ 3,100
Professional fees related to services agreement					$ 452,600
Services Agreement Term					180 Day